Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer deposit	$ 6,784	$ 71,502
FDIC insured limit	250,000
FDIC uninsured amount	320,863	0
Account payables	1,898,327	1,782,606
Cash equivalents
Advertising and marketing costs	28,736	$ 19,570
Uncertain tax positions
Minimum [Member]
Property and equipment, estimated useful lives	3 years
Maximum [Member]
Property and equipment, estimated useful lives	5 years